Investment Objectives and Goals - THE COMMUNITY DEVELOPMENT FUND	May 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]

The Fund’s investment objectives are to provide current income consistent with the preservation of capital and enable institutional investors, including those that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended (the “CRA”), to claim favorable regulatory consideration of their investment.